Jack Ewing

Vice President and Corporate Counsel

Law Department – Prudential Retirement

The Prudential Insurance Company of America

200 Wood Avenue South

Iselin, NJ 08830

Tel 732 482-6816    Fax 732 482-8022

jack.ewing@prudential.com

January 4, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: PRIAC Variable Contract Account A

Registration Statement File No.: 333-145632

Commissioners:

Pursuant to Rule 497( j ) under the Securities Act of 1933, The Prudential Insurance Company of America, on behalf of the PRIAC Variable Contract Account A (the “Account”), hereby certifies : (1) that the text of the Account’s most recent pre-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497( c ) would not have differed from that contained in the most recent pre-effective amendment.

Respectfully submitted,

/s/ John M. Ewing, Esq.
John M. Ewing, Esq.
Vice President and Corporate Counsel